Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Schedule of capital commitments
	As at December 31, 2021	As at December 31, 2020
Contracted and authorized, in RMB	440,851,273	440,851,273
Contracted and authorized, in USD	69,399,168	63,193,611

Schedule of lease commitments
	As at December 31,
	2021	2020
Within 1 year	113,095	85,549
2-5 years	330,856	231,370
Thereafter	1,993,837	2,108,036
	2,437,788	2,424,955

	As at December 31,
	2021	2020
Within 1 year	82,714	77,123
2-5 years	330,856	231,370
Thereafter	1,993,837	2,108,036
	2,407,407	2,416,529